Post- Employment Benefits - Summary of Remeasurement Components Recognized in Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Remeasurements recognized in other comprehensive loss
Effect of changes in demographic assumptions	$ 366	$ 0
Effect of changes in financial assumptions	(3,037)	96
Effect in experience assumptions	(2,043)	(642)
Return on plan assets (excluding interest income)	20	2
Total remeasurements recognized as other comprehensive loss	(4,694)	(544)
Cumulative amount of remeasurements immediately recognized in other comprehensive loss	$ (8,819)	$ (4,125)